Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2022	2021
Accrued employee compensation costs	$2,130	$1,027
Accrued research and development costs	1,918	1,637
Accrued deferred offering costs	1,190	39
Lease liabilities	323	159
Accrued legal and professional fees	269	176
Other	447	194

Accrued expenses and other current liabilities	$6,277	$3,232